Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	December 31, 2012	December 31, 2013

Prepaid expenses	309,503	218,420
Advances to suppliers	158,825	113,293
Staff advances and other receivables	55,053	54,254
	523,381	385,967